Quarterly Report
November 30, 2023
MFS®  Diversified
Income Fund
DIF-Q3

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 43.7%
Aerospace & Defense – 0.3%
Boeing Co., 2.196%, 2/04/2026	$920,000	$860,060
Boeing Co., 5.15%, 5/01/2030	731,000	724,256
Boeing Co., 5.805%, 5/01/2050	2,462,000	2,401,220
General Dynamics Corp., 3.625%, 4/01/2030	1,362,000	1,263,830
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	1,115,000	1,124,270
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	892,000	889,080
		$7,262,716
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027	$667,000	$616,501
Tapestry, Inc., 3.05%, 3/15/2032	553,000	413,481
		$1,029,982
Asset-Backed & Securitized – 1.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.131%, 11/15/2054 (i)	$6,468,863	$317,673
ACREC 2021-FL1 Ltd., “A”, FLR, 6.594% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	1,035,769	1,014,180
ACREC 2023-FL2 LLC, “A”, FLR, 7.553% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	888,988	887,175
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 6.407% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	726,160	718,335
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.937% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	998,500	969,607
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.137% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	484,000	474,620
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.975% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	946,500	922,411
AREIT 2023-CRE8 Trust LLC, “A”, 7.441% (SOFR - 1mo. + 2.1118%), 2/17/2028 (n)	481,000	479,212
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	514,151	511,447
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	300,093	301,293
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.734%, 2/15/2054 (i)	3,506,591	285,142
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.638%, 12/15/2055 (i)	4,282,054	154,726
BDS 2021-FL7 Ltd., “B”, FLR, 6.946% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	431,500	422,089
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.264%, 3/15/2054 (i)	6,677,586	355,760
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.996%, 6/15/2054 (i)	6,500,300	285,992
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.377%, 7/15/2054 (i)	7,564,846	465,923
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)	6,962,076	314,544
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	176,194	180,296
Bridgecrest Lending Auto Securitization Trust, 2023-1, “A2”, 6.34%, 7/15/2026	455,000	455,054
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	510,468	485,617
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 6.424% (SOFR - 1mo. + 1.1%), 10/15/2035 (n)	1,139,444	1,138,602
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.987%, 12/15/2072 (i)(n)	9,342,549	361,146
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.883%, 4/15/2054 (i)	4,810,562	185,093
Commercial Mortgage Pass-Through Certificates, 2022-BN43, “XA”, 1.069%, 8/15/2055 (i)	7,956,972	459,790
CPS Auto Trust, 2019-D, “E”, 3.86%, 10/15/2025 (n)	839,594	832,968
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	900,000	898,031
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	534,000	535,343
Dryden Senior Loan Fund, 2022-113A, “A1R”, CLO, FLR, 7.046% (SOFR - 3mo. + 1.63%), 10/20/2035 (n)	2,500,000	2,498,880
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	329,049	328,054
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	888,802	888,055
Exeter Automobile Receivables Trust 23-3A, “A2”, 6.11%, 9/15/2025	507,201	507,272
Flagship Credit Auto Trust, 2019-3, “D”, 2.86%, 12/15/2025 (n)	377,807	372,979
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	726,506	726,829
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	493,000	494,710
KREF 2018-FT1 Ltd., “A”, FLR, 6.514% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	478,500	466,040
KREF 2018-FT1 Ltd., “AS”, FLR, 6.744% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	526,000	492,897
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	232,391	231,038
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	225,957	225,444
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	1,140,924	1,139,803
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.187% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	750,000	733,936
MF1 2020-FL4 Ltd., “A”, FLR, 7.144% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2035 (n)	814,208	812,736
MF1 2021-FL5 Ltd., “AS”, FLR, 6.644% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	985,000	963,136

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL5 Ltd., “B”, FLR, 6.894% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	$1,241,000	$1,208,327
MF1 2022-FL8 Ltd., “A”, FLR, 6.683% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	1,430,921	1,402,994
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.981%, 12/15/2051 (i)	9,104,404	298,421
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.414%, 5/15/2054 (i)	2,686,843	164,347
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	393,000	393,963
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	218,000	218,580
Nissan Auto Receivables Owner Trust, 2023-A, 5.424%, 5/15/2024	41,055	41,052
PFP III 2021-7 Ltd., “AS”, FLR, 6.594% ((SOFR - 1mo. + 0.114%) + 1.15%), 4/14/2038 (n)	1,124,897	1,110,907
PFP III 2021-8 Ltd., “A”, FLR, 6.444% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	269,934	265,840
PFP III 2021-8 Ltd., “AS”, FLR, 6.694% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	1,010,000	975,097
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	208,000	206,372
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.457% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038 (z)	258,157	255,580
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.657% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (z)	258,963	255,687
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.957% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (z)	109,000	106,255
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	810,000	812,789
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	1,002,476	999,668
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.105%, 1/15/2052 (i)(n)	5,120,774	185,222
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	303,934	303,642
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.174% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	138,186	138,222
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.174% (SOFR - 1mo. + 0.85%), 3/15/2027	1,105,759	1,106,266
		$35,743,109
Automotive – 0.2%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$1,300,000	$1,333,365
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	2,280,000	2,317,183
		$3,650,548
Broadcasting – 0.5%
Discovery Communications LLC, 4%, 9/15/2055	$907,000	$599,941
Prosus N.V., 4.193%, 1/19/2032 (n)	881,000	741,540
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	708,400
Walt Disney Co., 3.35%, 3/24/2025	2,391,000	2,333,033
Walt Disney Co., 3.5%, 5/13/2040	2,155,000	1,735,583
Walt Disney Co., 3.8%, 5/13/2060	1,364,000	1,023,298
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	1,322,000	1,166,220
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	882,000	702,842
Weibo Corp., 3.375%, 7/08/2030	1,482,000	1,233,706
		$10,244,563
Brokerage & Asset Managers – 0.3%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$1,462,000	$1,128,180
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	756,000	753,169
Charles Schwab Corp., 1.95%, 12/01/2031	766,000	584,954
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	885,000	887,261
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,219,000	1,147,166
LPL Holdings, Inc., 6.75%, 11/17/2028	325,000	332,464
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	1,216,000	1,048,800
		$5,881,994
Building – 0.1%
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)	$916,000	$748,171
Vulcan Materials Co., 3.5%, 6/01/2030	2,242,000	1,995,447
Vulcan Materials Co., 4.5%, 6/15/2047	325,000	272,642
		$3,016,260

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.3%
Fiserv, Inc., 4.4%, 7/01/2049	$1,653,000	$1,359,282
Mastercard, Inc., 3.85%, 3/26/2050	1,013,000	827,474
Visa, Inc., 2.05%, 4/15/2030	1,889,000	1,612,898
Visa, Inc., 2.7%, 4/15/2040	1,339,000	981,958
Visa, Inc., 2%, 8/15/2050	1,791,000	1,037,638
		$5,819,250
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,092,000	$1,072,080
Comcast Corp., 4.8%, 5/15/2033	1,359,000	1,324,154
Comcast Corp., 3.75%, 4/01/2040	978,000	796,686
Comcast Corp., 5.35%, 5/15/2053	1,359,000	1,312,243
Cox Communications, Inc., 5.7%, 6/15/2033 (n)	1,611,000	1,603,088
		$6,108,251
Chemicals – 0.1%
RPM International, Inc., 4.55%, 3/01/2029	$552,000	$526,106
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)	960,000	957,004
		$1,483,110
Computer Software – 0.3%
Cisco Systems, Inc., 5.5%, 1/15/2040	$745,000	$762,751
Microsoft Corp., 2.525%, 6/01/2050	2,939,000	1,891,864
Microsoft Corp., 2.5%, 9/15/2050 (n)	1,594,000	1,010,866
Oracle Corp., 5.55%, 2/06/2053	1,130,000	1,065,256
VeriSign, Inc., 4.75%, 7/15/2027	2,140,000	2,076,313
		$6,807,050
Computer Software - Systems – 0.3%
Apple, Inc., 2.05%, 9/11/2026	$2,272,000	$2,116,933
Apple, Inc., 1.7%, 8/05/2031	2,747,000	2,229,254
Apple, Inc., 2.65%, 5/11/2050	2,850,000	1,852,581
		$6,198,768
Conglomerates – 0.2%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)	$414,000	$364,974
nVent Finance S.à r.l., 5.65%, 5/15/2033	1,255,000	1,207,356
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	1,114,000	1,096,045
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	955,000	943,772
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	2,058,000	1,989,073
		$5,601,220
Consumer Products – 0.2%
Kenvue, Inc., 5%, 3/22/2030	$1,572,000	$1,579,504
Kenvue, Inc., 5.1%, 3/22/2043	1,017,000	990,538
Kenvue, Inc., 5.05%, 3/22/2053	960,000	918,755
Mattel, Inc., 3.75%, 4/01/2029 (n)	2,210,000	1,958,229
		$5,447,026
Consumer Services – 0.3%
Booking Holdings, Inc., 3.55%, 3/15/2028	$1,755,000	$1,667,168
Booking Holdings, Inc., 4.625%, 4/13/2030	405,000	395,426
CBRE Group, Inc., 5.95%, 8/15/2034	2,586,000	2,574,584
Conservation Fund, 3.474%, 12/15/2029	1,031,000	887,109
Meituan, 3.05%, 10/28/2030 (n)	641,000	523,200
		$6,047,487

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 0.1%
Berry Global, Inc., 5.5%, 4/15/2028 (n)		$462,000	$454,536
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		2,000,000	1,673,111
			$2,127,647
Electronics – 0.3%
Intel Corp., 5.2%, 2/10/2033		$1,359,000	$1,377,879
Intel Corp., 5.7%, 2/10/2053		1,594,000	1,619,437
Lam Research Corp., 1.9%, 6/15/2030		388,000	322,139
Lam Research Corp., 4.875%, 3/15/2049		1,703,000	1,574,249
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		745,000	757,625
			$5,651,329
Emerging Market Quasi-Sovereign – 2.6%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$870,000	$754,139
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		1,147,000	1,108,548
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		753,000	781,730
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		1,041,000	1,015,069
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	1,054,000	959,928
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033 (n)		$479,000	480,916
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029 (n)		932,000	841,357
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		479,000	363,075
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		878,000	739,459
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		1,694,000	1,209,092
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		624,000	588,365
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		1,391,000	1,128,099
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		800,000	775,622
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047		895,000	628,513
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		3,186,000	3,170,070
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,294,000	1,216,360
Eskom Holdings SOC Ltd. (Republic of South Africa), 8.45%, 8/10/2028		845,000	832,675
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		2,154,000	2,138,884
GACI First Investment Co. (Kingdom of Saudi Arabia), 4.875%, 2/14/2035		594,000	555,404
Grupo Energia Bogota S.A. ESP, 7.85%, 11/09/2033 (n)		634,000	659,360
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		1,354,000	1,121,744
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,553,000	1,417,066
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		1,039,000	805,225
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047		1,109,000	882,249
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		3,964,000	3,369,289
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		798,000	791,616
Magyar Export-Import Bank PLC (Republic of Hungary), 6%, 5/16/2029	EUR	540,000	603,014
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.084%, 5/22/2053 (n)		$299,000	269,848
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2028 (a)(d)(n)		3,111,000	1,477,725
NPC Ukrenergo (Government of Ukraine), 6.875%, 11/09/2028 (a)(n)		905,000	240,187
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044		1,263,000	1,143,015
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		2,245,000	1,605,961
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		1,210,000	1,172,429
Pertamina PT, 5.625%, 5/20/2043		957,000	885,416
Petroleos Mexicanos, 6.84%, 1/23/2030		1,186,000	959,156
Petroleos Mexicanos, 10%, 2/07/2033		1,580,000	1,475,398
Petroleos Mexicanos, 6.75%, 9/21/2047		4,294,000	2,627,607
Petroleos Mexicanos, 7.69%, 1/23/2050		3,942,000	2,618,707
Petroleos Mexicanos, 6.95%, 1/28/2060		3,229,000	1,979,140
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		773,000	689,743
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)		800,000	728,202
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		1,050,000	913,195
Qatar Petroleum, 3.125%, 7/12/2041 (n)		1,397,000	998,855
Qatar Petroleum, 3.3%, 7/12/2051 (n)		1,053,000	701,793
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		1,129,000	1,033,419
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		693,000	690,546

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)		$1,784,000	$1,109,181
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		1,530,000	1,537,206
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		2,535,000	2,557,181
State Savings Bank of Ukraine PJSC, 9.625%, 3/20/2025		319,800	294,462
Sweihan PV Power Co. PJSC, 3.625%, 1/31/2049 (n)		993,748	762,453
Turkiye Ihracat Kredi Bankasi A.S., 9%, 1/28/2027 (n)		928,000	945,279
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		1,236,000	991,890
			$59,344,862
Emerging Market Sovereign – 7.8%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$523,000	$367,742
Arab Republic of Egypt, 7.903%, 2/21/2048 (n)		1,492,000	820,854
Arab Republic of Egypt, 7.903%, 2/21/2048		1,356,000	746,031
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		638,000	369,817
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		1,057,000	573,423
Czech Republic, 5%, 9/30/2030	CZK	46,520,000	2,171,027
Czech Republic, 2%, 10/13/2033		60,310,000	2,206,745
Dominican Republic, 6%, 7/19/2028 (n)		$1,663,000	1,619,196
Dominican Republic, 5.5%, 2/22/2029 (n)		1,714,000	1,618,653
Dominican Republic, 7.05%, 2/03/2031 (n)		764,000	769,697
Dominican Republic, 4.875%, 9/23/2032 (n)		1,192,000	1,026,751
Dominican Republic, 6%, 2/22/2033 (n)		2,048,000	1,907,274
Dominican Republic, 5.3%, 1/21/2041 (n)		1,002,000	808,217
Dominican Republic, 5.875%, 1/30/2060 (n)		2,282,000	1,830,840
Dominican Republic, 5.875%, 1/30/2060		2,407,000	1,931,127
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		1,457,000	1,237,416
Federal Republic of Nigeria, 7.875%, 2/16/2032		2,737,000	2,312,272
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		1,709,000	1,356,741
Federal Republic of Nigeria, 7.375%, 9/28/2033		1,753,000	1,391,672
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		990,000	751,747
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	735,800
Federal Republic of Nigeria, 7.625%, 11/28/2047		843,000	611,175
Federative Republic of Brazil, 10%, 1/01/2027	BRL	16,250,000	3,285,863
Federative Republic of Brazil, 10%, 1/01/2029		12,971,000	2,578,746
Federative Republic of Brazil, 10%, 1/01/2031		7,514,000	1,470,226
Federative Republic of Brazil, 4.75%, 1/14/2050		$763,000	551,021
Government of Ukraine, 7.75%, (7.75% cash or 7.75% PIK) 9/01/2028 (a)(p)		1,262,000	349,637
Government of Ukraine, 6.876%, (6.876% cash or 6.876% PIK) 5/21/2031 (a)(p)		598,000	139,633
Government of Ukraine, 4.375%, (4.375% cash or 4.375% PIK) 1/27/2032 (a)(n)(p)	EUR	1,074,000	245,500
Government of Ukraine, 7.253%, (7.253% cash or 7.253% PIK) 3/15/2035 (a)(p)		$3,089,000	735,954
Government of Ukraine, GDP Linked Bond, 7.75%, 8/01/2041 (a)		2,068,000	892,259
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		427,000	369,362
Hazine Mustesarligi Varlik Kiralama AS, 8.509%, 1/14/2029 (n)		768,000	777,984
Islamic Republic of Pakistan, 6%, 4/08/2026		557,000	377,713
Islamic Republic of Pakistan, 6.875%, 12/05/2027		2,244,000	1,472,136
Islamic Republic of Pakistan, 7.375%, 4/08/2031		1,496,000	883,029
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		1,504,000	883,600
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		1,780,000	1,798,619
Kingdom of Saudi Arabia, 4.875%, 7/18/2033 (n)		603,000	590,156
Kingdom of Saudi Arabia, 4.5%, 10/26/2046		2,723,000	2,205,565
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		3,863,000	3,174,961
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		2,103,000	1,362,113
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		872,000	746,470
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	89,988,000	2,120,811
Oriental Republic of Uruguay, 9.75%, 7/20/2033		56,723,000	1,459,234
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$1,729,000	1,810,436
Oriental Republic of Uruguay, 4.975%, 4/20/2055		1,300,000	1,186,170
Republic of Angola, 8.75%, 4/14/2032 (n)		1,396,000	1,165,660
Republic of Angola, 9.375%, 5/08/2048		2,391,000	1,846,521

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Angola, 9.125%, 11/26/2049		$3,425,000	$2,595,438
Republic of Argentina, 3.625%, 7/09/2035		3,756,000	1,211,839
Republic of Argentina, 4.25%, 1/09/2038		3,708,000	1,360,135
Republic of Argentina, 3.5%, 7/09/2041		8,460,000	2,756,956
Republic of Azerbaijan, 3.5%, 9/01/2032		857,000	712,253
Republic of Bulgaria, 4.875%, 5/13/2036	EUR	797,000	875,446
Republic of Chile, 4%, 1/31/2052		$2,111,000	1,616,800
Republic of Chile, 5.33%, 1/05/2054		1,321,569	1,231,559
Republic of Colombia, 8%, 4/20/2033		559,000	580,642
Republic of Colombia, 8%, 11/14/2035		940,000	970,692
Republic of Colombia, 8.75%, 11/14/2053		632,000	671,461
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		1,734,000	1,744,837
Republic of Costa Rica, 7.158%, 3/12/2045		958,000	972,103
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		1,579,000	1,612,687
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,386,000	1,222,649
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		1,164,000	1,002,497
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		602,000	489,033
Republic of Ecuador, 3.5%, 7/31/2035		$2,342,000	819,853
Republic of Ecuador, 2.5%, 7/31/2040		2,731,000	846,610
Republic of El Salvador, 8.25%, 4/10/2032		1,430,000	1,172,537
Republic of Gabon, 7%, 11/24/2031 (n)		671,000	524,118
Republic of Ghana, 7.75%, 4/07/2029 (a)(d)(n)		982,000	419,707
Republic of Ghana, 7.875%, 2/11/2035 (a)(d)		2,325,000	996,332
Republic of Guatemala, 3.7%, 10/07/2033		936,000	722,592
Republic of Guatemala, 6.6%, 6/13/2036 (n)		703,000	676,781
Republic of Hungary, 6.25%, 9/22/2032 (n)		1,389,000	1,417,619
Republic of Hungary, 2.25%, 4/20/2033	HUF	627,180,000	1,271,244
Republic of Hungary, 5.5%, 6/16/2034 (n)		$2,223,000	2,116,763
Republic of Hungary, 6.75%, 9/25/2052 (n)		708,000	720,333
Republic of Indonesia, 4.35%, 1/11/2048		1,063,000	895,454
Republic of Indonesia, 5.45%, 9/20/2052		644,000	631,120
Republic of Kenya, 8%, 5/22/2032		1,634,000	1,372,560
Republic of Korea, 3.25%, 3/10/2028	KRW	1,213,610,000	927,427
Republic of Panama, 6.4%, 2/14/2035		$894,000	834,727
Republic of Panama, 6.875%, 1/31/2036		318,000	302,850
Republic of Panama, 6.853%, 3/28/2054		835,000	737,743
Republic of Paraguay, 3.849%, 6/28/2033		1,268,000	1,068,487
Republic of Paraguay, 5.85%, 8/21/2033 (n)		942,000	911,516
Republic of Paraguay, 5.6%, 3/13/2048		1,093,000	913,648
Republic of Paraguay, 5.4%, 3/30/2050 (n)		3,361,000	2,739,132
Republic of Paraguay, 5.4%, 3/30/2050		1,091,000	889,138
Republic of Peru, 6.95%, 8/12/2031	PEN	8,457,000	2,263,606
Republic of Peru, 1.862%, 12/01/2032		$545,000	409,412
Republic of Peru, 7.3%, 8/12/2033	PEN	7,726,000	2,087,994
Republic of Philippines, 5.5%, 1/17/2048		$840,000	823,171
Republic of Poland, 1.75%, 4/25/2032	PLN	4,864,000	916,526
Republic of Poland, 5.75%, 11/16/2032		$1,038,000	1,077,438
Republic of Poland, 4.875%, 10/04/2033		828,000	802,580
Republic of Poland, 5.5%, 4/04/2053		677,000	652,658
Republic of Romania, 6.625%, 2/17/2028 (n)		1,032,000	1,048,956
Republic of Romania, 5.5%, 9/18/2028 (n)	EUR	1,132,000	1,228,845
Republic of Romania, 1.75%, 7/13/2030 (n)		1,556,000	1,312,690
Republic of Romania, 2%, 1/28/2032 (n)		1,241,000	996,236
Republic of Romania, 7.125%, 1/17/2033 (n)		$1,186,000	1,226,843
Republic of Romania, 2.625%, 12/02/2040 (n)	EUR	602,000	401,554
Republic of Romania, 2.75%, 4/14/2041 (n)		611,000	407,610
Republic of Senegal, 6.75%, 3/13/2048		$540,000	379,458
Republic of Serbia, 6.25%, 5/26/2028 (n)		895,000	896,278
Republic of Serbia, 6.5%, 9/26/2033 (n)		716,000	703,613

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of South Africa, 9%, 1/31/2040	ZAR	23,730,000	$978,593
Republic of South Africa, 5.75%, 9/30/2049		$1,059,000	765,128
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)(d)		4,379,000	2,219,055
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)		2,892,000	1,432,307
Republic of Turkey, 6.125%, 10/24/2028		1,507,000	1,416,830
Republic of Turkey, 5.25%, 3/13/2030		1,110,000	961,544
Republic of Turkey, 5.95%, 1/15/2031		2,172,000	1,922,515
Republic of Turkey, 5.875%, 6/26/2031		2,188,000	1,917,235
Republic of Turkey, 9.375%, 1/19/2033		348,000	369,785
Republic of Turkey, 6.5%, 9/20/2033		2,849,000	2,539,918
Republic of Turkey, 6.875%, 3/17/2036		2,300,000	2,029,750
Republic of Turkey, 6%, 1/14/2041		2,611,000	2,004,162
Republic of Turkey, 5.75%, 5/11/2047		1,575,000	1,110,375
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)		668,000	677,232
Republic of Uzbekistan, 5.375%, 2/20/2029		1,081,000	989,483
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		6,312,000	947,464
Republic of Zambia, 8.97%, 7/30/2027 (a)(d)		2,828,000	1,700,335
Socialist Republic of Vietnam, 4.8%, 11/19/2024		1,088,000	1,070,048
State of Qatar, 4.817%, 3/14/2049 (n)		819,000	728,473
State of Qatar, 4.817%, 3/14/2049		619,000	550,579
State of Qatar, 4.4%, 4/16/2050 (n)		652,000	545,235
Sultanate of Oman, 6.5%, 3/08/2047		1,218,000	1,166,072
Sultanate of Oman, 6.75%, 1/17/2048		4,130,000	4,020,216
Sultanate of Oman, 7%, 1/25/2051 (n)		1,897,000	1,907,851
Sultanate of Oman, 7%, 1/25/2051		3,459,000	3,478,785
United Mexican States, 5.75%, 3/05/2026	MXN	17,400,000	919,074
United Mexican States, 7.5%, 6/03/2027		33,500,000	1,813,496
United Mexican States, 8.5%, 5/31/2029		32,000,000	1,783,440
United Mexican States, 7.75%, 5/29/2031		37,800,000	1,997,131
United Mexican States, 4.875%, 5/19/2033		$787,000	731,144
United Mexican States, 3.5%, 2/12/2034		1,435,000	1,168,823
United Mexican States, 6.338%, 5/04/2053		5,380,000	5,132,648
			$175,829,108
Energy - Independent – 0.5%
Energean PLC, 6.5%, 4/30/2027 (n)		$621,000	$546,172
EQT Corp., 3.625%, 5/15/2031 (n)		982,000	851,276
Hunt Oil Co. of Peru LLC, 8.55%, 9/18/2033 (n)		483,000	501,641
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		570,000	535,586
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		584,000	542,690
Medco Maple Tree Pte. Ltd., 8.96%, 4/27/2029 (n)		796,000	789,339
Occidental Petroleum Corp., 6.125%, 1/01/2031		752,000	759,400
Occidental Petroleum Corp., 4.4%, 4/15/2046		715,000	547,756
Pioneer Natural Resources Co., 1.9%, 8/15/2030		1,491,000	1,222,879
Pioneer Natural Resources Co., 2.15%, 1/15/2031		757,000	622,848
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		743,000	599,970
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	1,942,064
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		2,417,000	1,865,900
			$11,327,521
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 1.749%, 8/10/2030		$1,672,000	$1,369,379
BP Capital Markets America, Inc., 4.812%, 2/13/2033		390,000	378,529
BP Capital Markets America, Inc., 3.001%, 3/17/2052		1,301,000	848,380
Eni S.p.A., 4.75%, 9/12/2028 (n)		1,818,000	1,784,274
			$4,380,562

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$1,425,000	$1,325,073
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,323,000	1,148,720
Seazen Group Ltd., 4.45%, 7/13/2025	1,614,000	516,480
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)	2,049,000	2,031,584
Sunac China Holdings Ltd., 6%, (5% cash or 6% PIK) 9/30/2026 (n)(p)	49,505	7,673
Sunac China Holdings Ltd., 6.25%, (5.25% cash or 6.25% PIK) 9/30/2027 (n)(p)	49,505	6,931
Sunac China Holdings Ltd., 6.5%, (5.5% cash or 6.5% PIK) 9/30/2027 (n)(p)	99,010	11,386
Sunac China Holdings Ltd., 6.75%, (5.5% cash or 6.5% PIK) 9/30/2028 (n)(p)	148,516	15,965
Sunac China Holdings Ltd., 7%, (6% cash or 7% PIK) 9/30/2029 (n)(p)	148,516	13,366
Sunac China Holdings Ltd., 7.25%, (6.25% cash or 7.25% PIK) 9/30/2030 (n)(p)	69,766	5,930
Times China Holdings Ltd., 6.75%, 7/08/2025 (a)(d)	1,256,000	23,236
		$5,106,344
Food & Beverages – 1.3%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$2,533,000	$2,582,336
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)	826,000	562,258
Bacardi Ltd., 5.15%, 5/15/2038 (n)	2,936,000	2,644,797
Bimbo Bakeries USA, Inc., 6.05%, 1/15/2029 (n)	764,000	780,861
Central America Bottling Co., 5.25%, 4/27/2029 (n)	2,121,000	1,933,843
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)	1,439,000	1,194,370
Constellation Brands, Inc., 2.25%, 8/01/2031	746,000	600,331
Constellation Brands, Inc., 4.1%, 2/15/2048	2,470,000	1,946,162
Diageo Capital PLC, 5.625%, 10/05/2033	2,845,000	2,940,252
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,065,000	910,409
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	568,000	470,663
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	981,000	939,269
JM Smucker Co., 6.5%, 11/15/2053	1,422,000	1,511,108
Kraft Heinz Foods Co., 4.875%, 10/01/2049	816,000	716,992
Kraft Heinz Foods Co., 5.5%, 6/01/2050	1,531,000	1,475,513
Mars, Inc., 4.55%, 4/20/2028 (n)	2,150,000	2,117,519
Mars, Inc., 4.75%, 4/20/2033 (n)	1,812,000	1,759,479
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	1,243,000	1,028,233
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	1,637,000	1,251,570
SYSCO Corp., 2.45%, 12/14/2031	2,369,000	1,919,793
SYSCO Corp., 4.45%, 3/15/2048	1,219,000	992,518
		$30,278,276
Gaming & Lodging – 0.2%
Marriott International, Inc., 2.85%, 4/15/2031	$2,128,000	$1,775,341
Marriott International, Inc., 3.5%, 10/15/2032	891,000	757,297
Sands China Ltd., 3.5%, 8/08/2031	1,670,000	1,332,100
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	688,000	648,186
		$4,512,924
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$285,000	$268,703
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	1,246,836
		$1,515,539
Insurance – 0.2%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$1,617,000	$1,415,561
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,747,000	1,401,650
Equitable Holdings, Inc., 5.594%, 1/11/2033	1,380,000	1,355,728
		$4,172,939
Insurance - Health – 0.3%
Humana, Inc., 4.95%, 10/01/2044	$1,465,000	$1,301,332
Humana, Inc., 5.5%, 3/15/2053	269,000	258,424
UnitedHealth Group, Inc., 5.3%, 2/15/2030	1,215,000	1,240,753

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – continued
UnitedHealth Group, Inc., 2.3%, 5/15/2031	$1,986,000	$1,655,896
UnitedHealth Group, Inc., 4.625%, 7/15/2035	896,000	860,880
UnitedHealth Group, Inc., 5.875%, 2/15/2053	971,000	1,031,859
		$6,349,144
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033	$1,155,000	$1,122,857
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	246,000	193,433
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	1,095,000	1,156,428
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	1,057,000	1,148,146
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,087,000	919,556
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	344,000	333,912
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	1,678,000	1,642,224
		$6,516,556
International Market Quasi-Sovereign – 0.1%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,470,000	$1,504,513
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	1,858,000	1,447,657
		$2,952,170
International Market Sovereign – 0.2%
Government of Bermuda, 5%, 7/15/2032 (n)	$3,915,000	$3,703,590
Government of Bermuda, 3.375%, 8/20/2050 (n)	2,322,000	1,445,445
		$5,149,035
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$408,000	$384,178
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	1,339,000	1,272,282
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	536,000	520,510
CNH Industrial Capital LLC, 5.5%, 1/12/2029	1,405,000	1,402,364
CNH Industrial N.V., 3.85%, 11/15/2027	2,049,000	1,936,278
		$5,515,612
Major Banks – 3.0%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$1,055,000	$875,123
Bank of America Corp., 3.366% to 1/23/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.81%) to 1/23/2026	1,278,000	1,238,115
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	2,164,000	1,987,864
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	1,463,000	1,476,046
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	2,851,000	2,316,210
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	1,438,000	1,442,817
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	598,000	608,021
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	582,000	592,835
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	1,466,000	1,154,131
Capital One Financial Corp., 6.312% to 6/08/2028, FLR (SOFR - 1 day + 2.640%) to 6/08/2029	749,000	744,606
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	339,000	329,910
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	1,818,000	1,557,216
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	2,351,000	1,577,429
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	3,272,000	2,963,134
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	1,210,000	1,102,085
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	1,171,000	1,103,586
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	1,554,000	1,243,837
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	1,125,000	1,126,747
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	1,791,000	1,820,084
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	1,934,000	1,841,194
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,984,000	3,202,734
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,182,396
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	3,570,000	2,870,756
Morgan Stanley, 3.125%, 7/27/2026	4,414,000	4,173,252
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	705,000	702,326

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	$806,000	$781,626
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,681,000	1,315,263
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	956,000	952,814
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	3,606,000	3,228,516
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)	723,000	672,716
Oversea-Chinese Banking Corp. Ltd., 4.602%, 6/15/2032	671,000	652,914
Royal Bank of Canada, 2.3%, 11/03/2031	3,243,000	2,604,875
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	2,461,000	1,899,894
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	1,964,000	1,971,884
Toronto-Dominion Bank, 4.108%, 6/08/2027	830,000	798,251
Toronto-Dominion Bank, 4.693%, 9/15/2027	1,665,000	1,634,397
Toronto-Dominion Bank, 2%, 9/10/2031	1,539,000	1,223,402
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	2,757,000	2,376,850
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	2,359,000	1,613,081
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	893,000	932,986
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	1,750,000	1,623,672
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	282,000	253,836
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	1,269,000	1,243,725
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	1,172,000	1,170,120
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	708,000	592,611
		$67,775,887
Medical & Health Technology & Services – 0.7%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$1,260,000	$1,054,528
Alcon, Inc., 2.75%, 9/23/2026 (n)	2,618,000	2,437,793
Becton, Dickinson and Co., 2.823%, 5/20/2030	671,000	580,110
Becton, Dickinson and Co., 4.298%, 8/22/2032	844,000	783,836
CVS Health Corp., 5%, 2/20/2026	1,211,000	1,205,280
CVS Health Corp., 5.625%, 2/21/2053	1,456,000	1,379,354
HCA, Inc., 5.2%, 6/01/2028	1,003,000	988,669
HCA, Inc., 5.875%, 2/01/2029	375,000	378,324
IQVIA, Inc., 6.25%, 2/01/2029 (n)	1,089,000	1,105,349
Marin General Hospital, 7.242%, 8/01/2045	839,000	855,071
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	1,165,000	1,138,246
Quest Diagnostics, Inc., 6.4%, 11/30/2033	1,538,000	1,628,251
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	2,257,000	2,253,533
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	497,000	403,069
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	832,000	589,853
		$16,781,266
Medical Equipment – 0.0%
Danaher Corp., 2.6%, 10/01/2050	$1,499,000	$923,319
Metals & Mining – 0.2%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$1,378,000	$1,318,340
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	1,809,000	1,483,363
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	1,728,366	1,382,693
		$4,184,396
Midstream – 0.7%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$313,000	$316,794
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	45,000	45,535
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	1,812,000	1,854,034
Enbridge, Inc., 5.969%, 3/08/2026	861,000	860,187
Enbridge, Inc., 5.7%, 3/08/2033	779,000	778,993
Energy Transfer LP, 4%, 10/01/2027	893,000	843,317
Energy Transfer LP, 3.75%, 5/15/2030	580,000	520,382
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	1,855,742	1,724,882
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	1,010,000	802,514

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	$1,660,020	$1,302,758
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,589,000	1,175,453
Peru LNG, 5.375%, 3/22/2030	1,254,000	975,256
Plains All American Pipeline LP, 4.65%, 10/15/2025	564,000	552,964
Plains All American Pipeline LP, 3.55%, 12/15/2029	1,827,000	1,630,081
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	964,000	920,950
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	565,000	533,413
Targa Resources Corp., 4.95%, 4/15/2052	1,458,000	1,196,054
		$16,033,567
Mortgage-Backed – 8.1%
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	$2,446,064	$2,429,416
Fannie Mae, 4.5%, 5/01/2025 - 11/01/2042	1,259,796	1,217,469
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	7,688,871	6,983,440
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	1,032,720	910,776
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	408,369	35,887
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	37,056	38,332
Fannie Mae, 2%, 1/25/2033 - 5/25/2044	742,823	685,325
Fannie Mae, 3%, 2/25/2033 (i)	549,889	46,409
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	2,269,631	2,303,793
Fannie Mae, 3.554%, 6/25/2033	581,266	549,611
Fannie Mae, 3.5%, 8/15/2033 - 6/25/2048	5,408,277	4,938,127
Fannie Mae, 5.893%, 4/25/2034	71,838	71,674
Fannie Mae, 6%, 8/01/2034 - 6/01/2038	114,779	117,891
Fannie Mae, 5.733%, 1/25/2036	65,242	65,085
Fannie Mae, 5.843%, 4/25/2037	23,942	23,182
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	3,703,077	3,461,746
Fannie Mae, 2.25%, 4/25/2041 - 7/25/2043	853,583	758,944
Fannie Mae, 5.793%, 12/25/2042	51,941	50,556
Fannie Mae, 5.743%, 12/25/2045	63,681	61,205
Fannie Mae, UMBS, 2.5%, 8/01/2036 - 9/01/2052	27,200,748	22,431,136
Fannie Mae, UMBS, 2%, 10/01/2036 - 9/01/2052	17,362,388	14,086,789
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 5/01/2053	1,726,785	1,719,804
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	2,046,021	1,513,682
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2052	732,989	653,569
Fannie Mae, UMBS, 3%, 7/01/2050 - 5/01/2053	6,857,015	5,798,370
Fannie Mae, UMBS, 4%, 8/01/2051 - 5/01/2052	868,197	798,304
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 9/01/2052	392,487	370,125
Fannie Mae, UMBS, 5%, 8/01/2052 - 3/01/2053	2,370,554	2,284,923
Fannie Mae, UMBS, 6%, 2/01/2053 - 11/01/2053	3,612,436	3,630,781
Fannie Mae, UMBS, 6.5%, 6/01/2053 - 9/01/2053	294,623	299,318
Freddie Mac, 1.048%, 4/25/2024 (i)	12,556,809	20,071
Freddie Mac, 0.729%, 7/25/2024 (i)	17,052,379	41,122
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,778,345	1,681,478
Freddie Mac, 4%, 7/01/2025 - 4/15/2044	2,004,117	1,902,730
Freddie Mac, 1.48%, 3/25/2027 (i)	2,188,000	87,135
Freddie Mac, 0.705%, 7/25/2027 (i)	44,046,478	762,524
Freddie Mac, 0.55%, 8/25/2027 (i)	33,152,696	447,926
Freddie Mac, 0.431%, 1/25/2028 (i)	59,838,653	675,949
Freddie Mac, 0.436%, 1/25/2028 (i)	25,733,230	299,965
Freddie Mac, 0.27%, 2/25/2028 (i)	77,068,909	450,583
Freddie Mac, 0.263%, 4/25/2028 (i)	49,804,685	281,182
Freddie Mac, 3%, 6/15/2028 - 10/01/2046	3,374,388	2,989,328
Freddie Mac, 1.22%, 7/25/2029 (i)	8,067,860	399,921
Freddie Mac, 1.266%, 8/25/2029 (i)	14,123,581	738,463
Freddie Mac, 1.915%, 4/25/2030 (i)	3,344,437	317,810
Freddie Mac, 1.985%, 4/25/2030 (i)	8,166,315	785,492
Freddie Mac, 1.769%, 5/25/2030 (i)	4,373,949	386,839
Freddie Mac, 1.906%, 5/25/2030 (i)	9,928,903	936,435

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	$772,353	$784,685
Freddie Mac, 1.435%, 6/25/2030 (i)	3,957,955	287,398
Freddie Mac, 1.704%, 8/25/2030 (i)	3,506,241	307,297
Freddie Mac, 1.263%, 9/25/2030 (i)	2,193,674	142,988
Freddie Mac, 0.419%, 1/25/2031 (i)	12,705,984	224,416
Freddie Mac, 0.872%, 1/25/2031 (i)	4,987,462	228,277
Freddie Mac, 0.955%, 9/25/2031 (i)	5,826,990	307,203
Freddie Mac, 0.299%, 8/25/2033 (i)	12,475,897	179,850
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	1,272,149	1,269,261
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	150,419	155,265
Freddie Mac, 5.5%, 2/15/2036 (i)	139,135	21,538
Freddie Mac, 6.5%, 5/01/2037	5,578	5,847
Freddie Mac, 4.5%, 12/15/2040 (i)	34,462	2,776
Freddie Mac, 3.5%, 12/01/2041 - 10/25/2058	3,468,614	3,092,910
Freddie Mac, 3.25%, 11/25/2061	1,396,593	1,210,868
Freddie Mac Multi-Family Structured Pass-Through Certificates, 0.612%, 10/25/2028 (i)	6,097,106	121,862
Freddie Mac Multi-Family Structured Pass-Through Certificates K-511, “A2”, 4.86%, 10/25/2028	670,777	668,924
Freddie Mac, UMBS, 2%, 3/01/2037 - 6/01/2052	16,638,841	13,201,001
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	8,594,369	7,007,730
Freddie Mac, UMBS, 5.5%, 4/01/2038 - 9/01/2053	1,928,858	1,911,092
Freddie Mac, UMBS, 4.5%, 6/01/2038	721,471	703,442
Freddie Mac, UMBS, 3%, 3/01/2047 - 1/01/2053	3,732,959	3,184,778
Freddie Mac, UMBS, 1.5%, 6/01/2051 - 11/01/2051	62,595	46,206
Freddie Mac, UMBS, 3.5%, 5/01/2052 - 9/01/2052	4,528,942	3,974,225
Freddie Mac, UMBS, 4%, 5/01/2052 - 6/01/2052	1,407,733	1,283,738
Freddie Mac, UMBS, 6%, 10/01/2052 - 11/01/2053	1,053,401	1,056,712
Freddie Mac, UMBS, 5%, 8/01/2053	1,774,999	1,708,359
Ginnie Mae, 5.5%, 5/15/2033 - 6/20/2053	5,404,773	5,370,437
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2052	7,789,178	7,435,026
Ginnie Mae, 5.676%, 8/20/2034	357,071	361,049
Ginnie Mae, 4%, 5/16/2039 - 7/20/2053	3,690,859	3,423,243
Ginnie Mae, 5.896%, 10/20/2039	105,413	103,853
Ginnie Mae, 3.5%, 10/20/2041 (i)	148,367	5,224
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2052	5,860,814	5,289,276
Ginnie Mae, 2.5%, 6/20/2042 - 6/20/2052	7,291,944	6,088,485
Ginnie Mae, 4%, 8/16/2042 (i)	262,900	38,017
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	7,369,598	6,407,326
Ginnie Mae, 5%, 5/20/2049 - 9/20/2053	4,506,348	4,378,909
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	2,076,687	1,675,482
Ginnie Mae, 0.584%, 2/16/2059 (i)	989,016	33,524
Ginnie Mae, TBA, 2%, 12/15/2053	2,450,000	1,976,652
Ginnie Mae, TBA, 6.5%, 12/15/2053 - 1/15/2054	3,800,000	3,863,070
UMBS, TBA, 2.5%, 12/13/2053	52,526	42,521
UMBS, TBA, 2%, 12/25/2053	2,525,000	1,960,623
UMBS, TBA, 6%, 12/25/2053	925,000	927,568
		$184,009,555
Municipals – 0.1%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$855,000	$688,259
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	255,000	233,761
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	197,203	186,568
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	673,000	554,717
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	210,000	205,560
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	175,000	164,700
		$2,033,565
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$1,217,000	$1,102,382

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.0%
Puma International Financing S.A., 5%, 1/24/2026	$650,000	$602,758
Other Banks & Diversified Financials – 0.6%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$1,089,000	$1,109,996
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)	1,239,000	1,140,290
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	1,456,000	1,140,048
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	1,222,000	1,049,087
BBVA Bancomer S.A., 8.45%, 6/29/2038 (n)	362,000	363,028
BSF Finance, 5.5%, 11/23/2027	800,000	796,579
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	1,472,000	1,490,866
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	1,539,000	1,504,067
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	1,206,000	1,132,902
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	1,264,000	1,321,446
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,505,310
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)	934,000	876,762
		$13,430,381
Pharmaceuticals – 0.5%
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	$872,000	$874,195
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	1,095,000	1,099,607
Merck & Co., Inc., 2.75%, 12/10/2051	826,000	527,622
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	2,674,000	2,601,327
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	408,000	397,814
Pfizer, Inc., 2.55%, 5/28/2040	826,000	580,490
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	1,842,000	1,875,019
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	1,826,000	1,873,700
Teva Pharmaceutical Finance Netherlands III B.V., 7.875%, 9/15/2029	636,000	662,920
Teva Pharmaceutical Finance Netherlands III B.V., 8.125%, 9/15/2031	424,000	447,290
		$10,939,984
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033	$2,759,000	$2,669,810
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$1,592,000	$1,525,279
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe, LLC, 5.2%, 4/15/2054	$1,438,000	$1,393,746
Canadian Pacific Railway Co., 3.1%, 12/02/2051	1,167,000	779,564
		$2,173,310
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$1,047,000	$988,523
Corporate Office Property LP, REIT, 2%, 1/15/2029	1,230,000	973,287
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	1,252,000	957,396
		$2,919,206
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031	$741,000	$575,574
Extra Space Storage LP, 5.5%, 7/01/2030	1,622,000	1,597,639
Lexington Realty Trust Co., 2.7%, 9/15/2030	1,082,000	862,946
Lexington Realty Trust Co., 2.375%, 10/01/2031	474,000	361,018
Prologis LP, REIT, 5.125%, 1/15/2034	1,960,000	1,921,815
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	378,000	291,794
		$5,610,786

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.1%
NNN REIT, Inc., 5.6%, 10/15/2033	$1,227,000	$1,199,725
STORE Capital Corp., REIT, 2.75%, 11/18/2030	1,860,000	1,364,501
		$2,564,226
Retailers – 0.3%
Alibaba Group Holding Ltd., 3.15%, 2/09/2051	$1,582,000	$956,637
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	335,000	236,492
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	936,000	648,685
Amazon.com, Inc., 3.6%, 4/13/2032	1,488,000	1,368,452
AutoZone, Inc., 4.75%, 8/01/2032	1,156,000	1,094,509
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)	1,154,000	1,034,162
Home Depot, Inc., 3.9%, 6/15/2047	1,320,000	1,051,567
		$6,390,504
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$801,000	$731,502
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	417,000	357,979
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	514,000	408,176
		$1,497,657
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$910,000	$738,907
DICK'S Sporting Goods, 4.1%, 1/15/2052	939,000	626,455
		$1,365,362
Telecommunications - Wireless – 0.7%
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	$1,267,000	$1,235,674
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	2,796,000	2,669,010
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)	570,000	560,661
Rogers Communications, Inc., 3.8%, 3/15/2032	1,354,000	1,178,574
Rogers Communications, Inc., 4.5%, 3/15/2042	1,639,000	1,349,863
Sitios Latinoamerica, S.A.B. de C.V., 5.375%, 4/04/2032	610,000	542,473
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027	1,203,000	1,142,850
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,182,000	2,122,198
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,390,000	1,222,635
T-Mobile USA, Inc., 5.05%, 7/15/2033	1,191,000	1,154,785
VEON Holdings B.V., 4%, 4/09/2025 (n)	1,444,000	1,285,882
Vodafone Group PLC, 5.625%, 2/10/2053	2,477,000	2,354,181
		$16,818,786
Tobacco – 0.2%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$1,384,000	$1,420,726
Philip Morris International, Inc., 5.625%, 11/17/2029	605,000	614,614
Philip Morris International, Inc., 5.125%, 2/15/2030	1,467,000	1,447,451
		$3,482,791
Transportation - Services – 0.3%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 7/13/2032 (n)	$372,034	$348,225
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	1,694,000	1,126,630
Cliffton Ltd., 6.25%, 10/25/2025 (n)	1,454,000	1,421,285
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)(w)	1,694,000	1,710,273
Prumo Participacoes e Investimentos S.A., 7.5%, 12/31/2031	764,608	730,769
Royal Capital B.V., 5% to 5/05/2026, FLR (CMT - 5yr. + 7.396%) to 7/31/2070	390,000	375,375
		$5,712,557
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028	$12,591	$12,185
Small Business Administration, 2.21%, 2/01/2033	79,170	71,774
Small Business Administration, 2.22%, 3/01/2033	129,274	116,919

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.15%, 7/01/2033	$152,378	$142,155
Small Business Administration, 3.16%, 8/01/2033	199,428	185,783
Small Business Administration, 3.62%, 9/01/2033	148,551	140,541
		$669,357
U.S. Treasury Obligations – 5.5%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$112,936
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,085,569
U.S. Treasury Bonds, 2.375%, 2/15/2042	11,483,000	8,178,946
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	5,235,890
U.S. Treasury Bonds, 3.875%, 5/15/2043	9,961,000	8,877,741
U.S. Treasury Bonds, 4.375%, 8/15/2043	698,000	667,135
U.S. Treasury Bonds, 2.5%, 2/15/2046	3,581,000	2,483,340
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	7,328,000	5,431,880
U.S. Treasury Bonds, 2.875%, 5/15/2052	1,515,000	1,112,637
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	7,812,963
U.S. Treasury Notes, 2.25%, 3/31/2024	17,244,000	17,068,192
U.S. Treasury Notes, 3.875%, 3/31/2025	2,344,000	2,309,756
U.S. Treasury Notes, 5%, 8/31/2025	1,825,000	1,830,561
U.S. Treasury Notes, 0.875%, 9/30/2026	5,600,000	5,073,906
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	8,284,649
U.S. Treasury Notes, 3.625%, 3/31/2028	11,275,000	10,955,248
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	7,370,841
U.S. Treasury Notes, 3.875%, 9/30/2029	4,658,000	4,537,729
U.S. Treasury Notes, 1.625%, 5/15/2031	4,940,000	4,094,411
U.S. Treasury Notes, 1.875%, 2/15/2032	7,500,000	6,222,363
U.S. Treasury Notes, 2.75%, 8/15/2032	14,707,000	12,987,545
U.S. Treasury Notes, 3.25%, 5/15/2042	1,714,000	1,403,070
		$125,137,308
Utilities - Electric Power – 2.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$1,238,000	$1,212,250
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	2,453,125	1,842,302
AEP Transmission Co. LLC, 5.4%, 3/15/2053	1,016,000	977,657
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079	1,018,000	960,765
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	1,885,000	1,750,267
Alabama Power Co., 3.45%, 10/01/2049	2,366,000	1,647,529
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)	1,024,568	736,071
American Electric Power Co., Inc., 5.699%, 8/15/2025	543,000	543,351
American Electric Power Co., Inc., 5.625%, 3/01/2033	961,000	962,654
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	305,000	247,291
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)	1,014,142	878,552
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	360,000	329,930
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	300,000	245,161
CenterPoint Energy, Inc., 2.65%, 6/01/2031	875,000	717,086
Continuum Energy Aura Pte. Ltd., 9.5%, 2/24/2027 (n)	828,000	832,487
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	2,231,000	1,866,016
Duke Energy Florida LLC, 6.2%, 11/15/2053	756,000	802,430
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)	967,000	861,113
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)	257,000	222,947
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	1,080,000	1,045,514
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	1,318,000	1,026,214
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	1,023,000	1,178,227
Energuate Trust, 5.875%, 5/03/2027	1,002,000	927,221
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)	2,155,000	1,615,722
FirstEnergy Corp., 2.65%, 3/01/2030	1,863,000	1,575,893
Florida Power & Light Co., 3.95%, 3/01/2048	1,629,000	1,289,496

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Georgia Power Co., 4.7%, 5/15/2032	$2,379,000	$2,277,096
Georgia Power Co., 5.125%, 5/15/2052	1,101,000	1,010,289
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	1,103,525	1,004,208
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)	927,500	816,189
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	405,000	372,600
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,404,000	1,945,629
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	1,039,000	946,779
MidAmerican Energy Co., 5.85%, 9/15/2054	1,427,000	1,459,579
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	848,000	851,055
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	780,000	780,478
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	1,197,000	959,106
Pacific Gas & Electric Co., 3.25%, 2/16/2024	654,000	649,995
Pacific Gas & Electric Co., 6.1%, 1/15/2029	531,000	533,535
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,645,000	1,310,140
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	1,249,000	1,070,455
Southern California Edison Co., 4.5%, 9/01/2040	454,000	379,860
Southern California Edison Co., 3.65%, 2/01/2050	796,000	562,657
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)	886,600	855,126
Transelec S.A., 3.875%, 1/12/2029 (n)	811,000	741,732
Virginia Electric & Power Co., 2.875%, 7/15/2029	1,367,000	1,215,817
WEC Energy Group, Inc., 4.75%, 1/09/2026	2,359,000	2,325,572
Xcel Energy, Inc., 4.6%, 6/01/2032	1,907,000	1,782,731
		$50,144,774
Utilities - Other – 0.1%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$400,000	$379,540
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)	1,115,000	1,157,593
National Central Cooling Co. PJSC, 2.5%, 10/21/2027	957,000	841,096
		$2,378,229
Total Bonds		$989,947,904
Common Stocks – 30.8%
Aerospace & Defense – 0.4%
General Dynamics Corp.	34,952	$8,632,095
Alcoholic Beverages – 0.2%
Kirin Holdings Co. Ltd.	307,200	$4,324,338
Automotive – 0.3%
Bridgestone Corp.	80,200	$3,298,662
Stellantis N.V.	149,988	3,249,239
Tofas Turk Otomobil Fabriikasi A.S.	120,879	998,420
		$7,546,321
Biotechnology – 0.0%
Biogen, Inc. (a)	4,052	$948,492
Broadcasting – 0.4%
Omnicom Group, Inc.	104,351	$8,413,821
Brokerage & Asset Managers – 0.3%
Bank of New York Mellon Corp.	156,974	$7,584,984

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 0.2%
SCSK Corp.	61,700	$1,133,622
TriNet Group, Inc. (a)	13,295	1,541,290
Verisk Analytics, Inc., “A”	7,519	1,815,312
		$4,490,224
Cable TV – 0.4%
Comcast Corp., “A”	191,319	$8,014,353
Chemicals – 0.0%
Nutrien Ltd.	13,736	$734,706
Computer Software – 0.1%
Microsoft Corp.	7,456	$2,825,153
Computer Software - Systems – 0.7%
Hon Hai Precision Industry Co. Ltd.	2,358,000	$7,661,236
Lenovo Group Ltd.	2,530,000	3,125,536
Samsung Electronics Co. Ltd.	68,607	3,871,325
Seagate Technology Holdings PLC	13,745	1,087,229
		$15,745,326
Construction – 2.5%
American Homes 4 Rent, “A”, REIT	350,808	$12,723,806
Anhui Conch Cement Co. Ltd.	1,132,000	2,649,106
AvalonBay Communities, Inc., REIT	95,344	16,488,791
Compagnie de Saint-Gobain S.A.	52,223	3,399,884
Essex Property Trust, Inc., REIT	71,027	15,161,423
Heidelberg Materials AG	53,956	4,393,087
Zhejiang Supor Co. Ltd.	155,200	1,137,409
		$55,953,506
Consumer Products – 1.0%
Colgate-Palmolive Co.	97,629	$7,690,236
Kenvue, Inc.	57,408	1,173,419
Kimberly-Clark Corp.	94,627	11,708,199
Procter & Gamble Co.	6,434	987,748
		$21,559,602
Electrical Equipment – 0.1%
Mitsubishi Electric Corp.	102,400	$1,387,573
Electronics – 0.8%
Broadcom, Inc.	2,264	$2,095,853
Lam Research Corp.	6,443	4,612,672
Novatek Microelectronics Corp.	157,000	2,568,086
NVIDIA Corp.	4,296	2,009,239
Texas Instruments, Inc.	42,707	6,521,786
		$17,807,636
Energy - Independent – 0.7%
Phillips 66	92,246	$11,889,587
Valero Energy Corp.	37,621	4,716,169
		$16,605,756
Energy - Integrated – 1.0%
China Petroleum & Chemical Corp.	676,000	$347,896
Eni S.p.A.	368,596	6,085,656
Exxon Mobil Corp.	19,329	1,985,861

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
LUKOIL PJSC (a)(u)	17,902	$0
PetroChina Co. Ltd.	8,284,000	5,440,441
Suncor Energy, Inc. (l)	87,522	2,885,688
TotalEnergies SE	101,337	6,867,610
		$23,613,152
Engineering - Construction – 0.1%
ACS Actividades de Construcción y Servicios S.A.	33,763	$1,346,925
Doosan Bobcat, Inc.	52,082	1,840,824
		$3,187,749
Food & Beverages – 0.8%
Archer Daniels Midland Co.	43,078	$3,176,141
General Mills, Inc.	156,635	9,971,384
J.M. Smucker Co.	39,881	4,376,142
		$17,523,667
Food & Drug Stores – 0.4%
BIM Birlesik Magazalar A.S.	195,523	$2,085,561
Tesco PLC	1,616,261	5,831,602
Wesfarmers Ltd.	40,770	1,418,596
		$9,335,759
Forest & Paper Products – 1.0%
Rayonier, Inc., REIT	293,124	$8,993,045
Weyerhaeuser Co., REIT	415,872	13,037,587
		$22,030,632
Gaming & Lodging – 0.0%
Aristocrat Leisure Ltd.	33,882	$908,710
Health Maintenance Organizations – 0.3%
Cigna Group	23,011	$6,049,132
Insurance – 1.5%
China Pacific Insurance Co. Ltd.	400,200	$845,352
DB Insurance Co. Ltd.	17,888	1,160,505
Equitable Holdings, Inc.	208,955	6,412,829
Hartford Financial Services Group, Inc.	35,991	2,813,057
Manulife Financial Corp.	615,140	12,049,391
MetLife, Inc.	73,816	4,696,912
Samsung Fire & Marine Insurance Co. Ltd.	26,973	5,435,787
		$33,413,833
Machinery & Tools – 0.3%
Timken Co.	13,212	$956,549
Volvo Group	230,794	5,344,742
		$6,301,291
Major Banks – 0.9%
ABN AMRO Group N.V., GDR	173,645	$2,327,690
BNP Paribas	85,534	5,378,604
DBS Group Holdings Ltd.	439,600	10,430,518
Erste Group Bank AG	42,972	1,735,821
Regions Financial Corp.	88,223	1,471,560
		$21,344,193

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.1%
Encompass Health Corp.	148,891	$9,703,226
McKesson Corp.	14,572	6,857,000
Universal Health Services, Inc.	60,918	8,375,007
		$24,935,233
Metals & Mining – 0.9%
Fortescue Ltd.	69,772	$1,152,085
Glencore PLC	254,631	1,420,206
PT United Tractors Tbk	313,300	442,377
Rio Tinto PLC	179,348	12,224,302
United States Steel Corp.	67,936	2,438,902
Vale S.A.	196,400	2,946,768
		$20,624,640
Other Banks & Diversified Financials – 0.2%
China Construction Bank Corp.	3,485,000	$2,016,591
KB Financial Group, Inc.	27,870	1,131,952
M&T Bank Corp.	16,081	2,061,102
Sberbank of Russia PJSC (a)(u)	1,738,404	0
		$5,209,645
Pharmaceuticals – 2.3%
AbbVie, Inc.	78,077	$11,117,384
Bayer AG	93,445	3,189,779
Johnson & Johnson	54,387	8,411,493
Merck & Co., Inc.	15,543	1,592,847
Novartis AG	61,146	5,943,528
Organon & Co.	424,328	4,803,393
Pfizer, Inc.	72,110	2,197,192
Roche Holding AG	45,528	12,272,336
Sanofi	30,397	2,827,626
		$52,355,578
Printing & Publishing – 0.2%
Lamar Advertising Co., REIT	35,219	$3,567,333
Railroad & Shipping – 0.0%
A.P. Moller-Maersk A/S	389	$613,435
Real Estate – 7.4%
Alexandria Real Estate Equities, Inc., REIT	108,364	$11,855,022
Boston Properties, Inc., REIT	91,804	5,226,402
Brixmor Property Group, Inc., REIT	672,291	14,467,702
Broadstone Net Lease, Inc., REIT	39,607	633,712
CubeSmart, REIT	170,370	6,773,911
Douglas Emmett, Inc., REIT	170,569	2,084,353
Equity Lifestyle Properties, Inc., REIT	228,893	16,274,292
Extra Space Storage, Inc., REIT	111,283	14,485,708
Farmland Partners, Inc., REIT	282,741	3,500,334
Federal Realty Investment Trust, REIT	96,154	9,191,361
NNN REIT, Inc.	391,218	15,891,275
Phillips Edison & Co., REIT	335,920	11,837,821
Prologis, Inc., REIT	273,475	31,430,482
Rexford Industrial Realty, Inc., REIT	154,919	7,625,113
Sun Communities, Inc., REIT	128,394	16,606,480
		$167,883,968

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.3%
Sodexo	46,024	$4,929,557
Texas Roadhouse, Inc.	16,777	1,888,419
		$6,817,976
Specialty Chemicals – 0.1%
Chemours Co.	37,828	$1,037,622
Specialty Stores – 0.3%
Home Depot, Inc.	11,209	$3,513,909
Ross Stores, Inc.	15,973	2,082,560
		$5,596,469
Telecommunications - Wireless – 1.0%
KDDI Corp.	315,000	$9,826,487
SBA Communications Corp., REIT	56,215	13,882,857
		$23,709,344
Telephone Services – 1.5%
Equinix, Inc., REIT	38,538	$31,408,855
Hellenic Telecommunications Organization S.A.	202,057	2,962,579
		$34,371,434
Tobacco – 0.5%
British American Tobacco PLC	178,133	$5,649,086
Japan Tobacco, Inc.	250,300	6,417,040
		$12,066,126
Utilities - Electric Power – 0.6%
Edison International	117,217	$7,852,367
Iberdrola S.A.	215,739	2,664,168
PG&E Corp.	104,976	1,802,438
Vistra Corp.	44,138	1,562,926
		$13,881,899
Total Common Stocks		$698,952,706
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A.	1,045,415	$4,640,814
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n)(w)	$950,000	$961,875
Real Estate – 0.0%
Sunac China Holdings Ltd., 0%, 9/30/2028 (n)	$1,253,773	$313,443
Sunac China Holdings Ltd., 1%, 9/30/2032 (n)	197,035	19,211
		$332,654
Total Convertible Bonds		$1,294,529
Investment Companies (h) – 25.0%
Bond Funds – 22.3%
MFS High Yield Pooled Portfolio (v)	63,152,969	$506,486,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 5.46% (v)	61,491,256	$61,497,406
Total Investment Companies		$567,984,214
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.29% (j)	2,765,416	$2,765,416

Other Assets, Less Liabilities – 0.1%		2,439,710
Net Assets – 100.0%		$2,268,025,293
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $567,984,214 and $1,697,601,369, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $251,242,515, representing 11.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.457% ((SOFR - 1mo. + 0.11448%) + 1%), 4/25/2038	2/14/2022	$256,128	$255,580
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.657% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036	11/12/2021-5/25/2022	258,955	255,687
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.957% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036	11/12/2021	109,000	106,255
Total Restricted Securities			$617,522
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint

Portfolio of Investments (unaudited) – continued
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 11/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	18,301,145	USD	3,708,063	Barclays Bank PLC	12/04/2023	$10,133
BRL	1,724,169	USD	349,340	Goldman Sachs International	12/04/2023	955
BRL	4,333,044	USD	877,934	JPMorgan Chase Bank N.A.	12/04/2023	2,399
BRL	11,709,691	USD	2,372,544	Morgan Stanley Capital Services, Inc.	12/04/2023	6,483
CLP	607,804,750	USD	680,130	Barclays Bank PLC	1/16/2024	14,575
CLP	610,664,751	USD	688,337	Citibank N.A.	1/16/2024	9,637
CNH	7,890,000	USD	1,082,732	Deutsche Bank AG	1/19/2024	25,402
CNH	7,783,000	USD	1,090,700	JPMorgan Chase Bank N.A.	1/19/2024	2,407
EUR	2,796,482	USD	2,996,375	Morgan Stanley Capital Services, Inc.	1/19/2024	54,188
HUF	237,846,898	USD	663,844	Morgan Stanley Capital Services, Inc.	1/19/2024	13,663
JPY	215,547,497	USD	1,462,275	Barclays Bank PLC	1/19/2024	2,939
MXN	11,856,184	USD	675,194	Brown Brothers Harriman	1/19/2024	2,117
MXN	12,110,420	USD	680,568	Morgan Stanley Capital Services, Inc.	1/19/2024	11,268
PLN	8,224,706	USD	1,944,021	Morgan Stanley Capital Services, Inc.	1/19/2024	108,879
TRY	48,984,414	USD	1,594,745	BNP Paribas S.A.	1/19/2024	33,642
USD	6,340,381	BRL	31,269,490	Citibank N.A.	2/02/2024	31,724
						$330,411
Liability Derivatives
BRL	31,269,490	USD	6,386,742	Citibank N.A.	12/04/2023	$(33,802)
BRL	5,676,191	USD	1,152,927	Goldman Sachs International	1/30/2024	(7,360)
BRL	4,798,560	USD	977,345	Goldman Sachs International	12/04/2023	(2,434)
HUF	223,772,706	USD	640,358	BNP Paribas S.A.	1/19/2024	(2,941)
USD	3,712,652	BRL	18,301,145	Barclays Bank PLC	12/04/2023	(5,544)
USD	6,335,628	BRL	31,269,490	Citibank N.A.	12/04/2023	(17,313)
USD	1,319,809	BRL	6,522,728	Goldman Sachs International	12/04/2023	(5,397)
USD	853,844	BRL	4,333,044	JPMorgan Chase Bank N.A.	12/04/2023	(26,489)
USD	2,316,457	BRL	11,709,691	Morgan Stanley Capital Services, Inc.	12/04/2023	(62,570)
USD	2,189,909	CNH	15,964,000	Barclays Bank PLC	1/19/2024	(52,201)
USD	3,560,390	CZK	83,154,688	HSBC Bank	1/19/2024	(158,097)
USD	718,125	CZK	16,756,307	UBS AG	1/19/2024	(31,178)
USD	11,180,167	EUR	10,530,984	HSBC Bank	1/19/2024	(307,636)
USD	837,572	EUR	778,821	JPMorgan Chase Bank N.A.	1/19/2024	(12,010)
USD	787,450	EUR	743,730	Merrill Lynch International	1/19/2024	(23,853)
USD	1,022,407	EUR	957,088	Morgan Stanley Capital Services, Inc.	1/19/2024	(21,638)
USD	1,138,075	HUF	419,401,851	State Street Bank Corp.	1/19/2024	(56,592)
USD	904,751	KRW	1,210,376,000	Barclays Bank PLC	1/26/2024	(36,482)
USD	5,437,734	MXN	100,382,197	HSBC Bank	1/19/2024	(296,828)
USD	4,239,983	PEN	16,472,760	Merrill Lynch International	2/29/2024	(154,182)
USD	47,292	PHP	2,638,000	Barclays Bank PLC	2/07/2024	(241)
USD	1,804,611	PLN	7,571,617	UBS AG	1/19/2024	(85,277)
USD	652,657	TRY	19,826,074	BNP Paribas S.A.	1/19/2024	(6,421)
USD	961,900	TRY	29,158,340	UBS AG	1/19/2024	(7,410)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	990,296	ZAR	18,786,208	UBS AG	1/19/2024	$(2,140)
						$(1,416,036)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	367	$75,037,164	March – 2024	$238,706
U.S. Treasury Bond 30 yr	Long	USD	48	5,589,000	March – 2024	63,194
U.S. Treasury Note 10 yr	Long	USD	568	62,364,625	March – 2024	367,099
U.S. Treasury Ultra Bond 30 yr	Long	USD	122	15,006,000	March – 2024	233,826
						$902,825
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	171	$18,271,617	March – 2024	$(100,951)
U.S. Treasury Ultra Note 10 yr	Short	USD	245	27,811,328	March – 2024	(187,721)
						$(288,672)
At November 30, 2023, the fund had liquid securities with an aggregate value of $2,025,095 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$496,622,656	$—	$—	$496,622,656
Japan	26,387,722	—	—	26,387,722
United Kingdom	25,125,196	—	—	25,125,196
France	23,403,281	—	—	23,403,281
Switzerland	18,215,864	—	—	18,215,864
China	15,562,331	313,443	—	15,875,774
Canada	15,669,785	—	—	15,669,785
South Korea	13,440,393	—	—	13,440,393
Singapore	10,430,518	—	—	10,430,518
Other Countries	58,735,774	—	0	58,735,774
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	125,806,665	—	125,806,665
Non - U.S. Sovereign Debt	—	243,275,175	—	243,275,175
Municipal Bonds	—	2,033,565	—	2,033,565
U.S. Corporate Bonds	—	234,939,202	—	234,939,202
Residential Mortgage-Backed Securities	—	184,009,555	—	184,009,555
Commercial Mortgage-Backed Securities	—	10,402,833	—	10,402,833
Asset-Backed Securities (including CDOs)	—	25,340,276	—	25,340,276
Foreign Bonds	—	165,121,719	—	165,121,719
Mutual Funds	570,749,630	—	—	570,749,630
Total	$1,274,343,150	$991,242,433	$0	$2,265,585,583
Other Financial Instruments
Futures Contracts – Assets	$902,825	$—	$—	$902,825
Futures Contracts – Liabilities	(288,672)	—	—	(288,672)
Forward Foreign Currency Exchange Contracts – Assets	—	330,411	—	330,411
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,416,036)	—	(1,416,036)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 2/28/23	$520,336
Realized gain (loss)	623,766
Change in unrealized appreciation or depreciation	(520,336)
Sales	(623,766)
Balance as of 11/30/23	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at November 30, 2023 is $0. At November 30, 2023, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$591,376,239	$29,691,000	$121,880,086	$(15,043,984)	$22,343,639	$506,486,808
MFS Institutional Money Market Portfolio	151,917,677	534,885,105	625,309,055	8,416	(4,737)	61,497,406
	$743,293,916	$564,576,105	$747,189,141	$(15,035,568)	$22,338,902	$567,984,214

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$27,755,735	$—
MFS Institutional Money Market Portfolio	3,122,091	—
	$30,877,826	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2023, are as follows:
United States	69.0%
Canada	2.8%
United Kingdom	2.4%
Japan	1.6%
France	1.5%
Mexico	1.3%
Switzerland	1.2%
China	0.9%
Brazil	0.9%
Other Countries	18.4%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.